Basis of Presentation and General Information, Summary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Aug. 05, 2024	Jul. 18, 2024	Dec. 31, 2023	Jan. 19, 2022
Basis of Presentation and General Information [Abstract]
Year of inception	2022
Share capital (in shares)						500
Working capital deficit	$ (34,571)
Net loss	(668)	$ (7,914)
Basis of Presentation and General Information [Abstract]
Balance outstanding	60,808				$ 64,534
Synthesea [Member] | Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Purchase price				$ 17,100
Chrisea [Member] | Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Purchase price			$ 12,360
Oasea Sale and Leaseback [Member]
Basis of Presentation and General Information [Abstract]
Balance outstanding	$ 10,788